Share-Based Compensation - 2014 Restricted Shares plan (Detail) - 2014 Restricted Share Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Number of shares
Outstanding at the beginning of the year	0	0	6,527,504
Exercised		0	(1,001,674)
Outstanding Modified					(5,525,830)
Outstanding at the end of the year	0	0	0	6,527,504
Vested and expected to vest at end of year	0	0
Exercisable	0	0
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)			$ 0.34
Exercised (in dollars per share)			0.34
Outstanding at the end of the year Modified (in dollars per share)					$ 0.34
Outstanding at the end of the year (in dollars per share)				$ 0.34
Weighted Average Grant Date Fair Value
Outstanding at beginning of year (in dollars per share)			1.50
Granted (in dollars per share)		$ 0.14
Exercised (in dollars per share)			$ 1.91
Outstanding at end of year Modified (in dollars per share)					$ 1.42
Outstanding at end of year (in dollars per share)				$ 1.50
Weighted Average Remaining Contractual Term
Outstanding				4 years 3 months 21 days
Aggregate Intrinsic Value
Outstanding at the end of the year				$ 150
Unvested at beginning of year	6,562,640	3,640,002	16,448,965
Number of ordinary shares, Granted		5,994,400
Number of ordinary shares, Vested	(2,160,940)	(2,016,463)	(12,272,973)
Number of ordinary shares, Forfeited	(373,150)	(1,055,299)	(6,061,820)
Unvested Modified					5,525,830
Unvested at end of year	4,028,550	6,562,640	3,640,002	16,448,965
Unvested at beginning of year (in dollars per share)	$ 0.22	$ 0.88	$ 0.92
Granted (in dollars per share)		0.14
Vested (in dollars per share)	0.36	0.78	1.32
Forfeited (in dollars per share)	0.26	1.00	0.77
Unvested at end of year Modified (in dollars per share)					$ 1.62
Unvested at end of year (in dollars per share)	$ 0.14	$ 0.22	$ 0.88	$ 0.92